Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SPDR INDEX SHARES FUNDS (Formerly streetTRACKS Index Shares Funds)
Prospectus Date	rr_ProspectusDate	Jan. 31, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Index Shares Funds

SPDR MSCI EAFE Fossil Fuel Reserves Free ETF

SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 22, 2019 to the Prospectus and Summary Prospectuses

dated January 31, 2019, as may be supplemented from time to time

Effective December 2, 2019, the following changes are made to the Prospectus in connection with a change to each Fund’s underlying Index methodology:

1.	The third paragraph in “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” section for the SPDR MSCI EAFE Fossil Fuel Reserves Free ETF is deleted and replaced with the following:

The Index is designed to measure the performance of companies in the MSCI EAFE Index that are “fossil fuel reserves free,” as determined by the screening methodology used by the Index. For purposes of the composition of the Index, fossil fuel reserves are defined as proved and probable coal, oil and/or natural gas reserves used for energy purposes, but do not include metallurgical or coking coal, which is primarily used in connection with steel production. The Index is a subset of the MSCI EAFE Index (the “Parent Index”), which serves as the initial universe of eligible securities for the Index. The Parent Index captures large and mid-capitalization representation across developed market Europe, Australasia, and Far East countries, excluding the United States and Canada. In constructing the Index, the initial universe is screened to exclude companies in the Energy Sector, Utilities Sector or Diversified Metals & Mining Sub-Industry, as classified by the Global Industry Classification Standard (“GICS”), that own fossil fuel reserves. All other companies classified by GICS that own fossil fuel reserves and derive revenue from business segments associated with energy application of fossil fuels are also excluded from the Index. Examples of business segments associated with energy application of fossil fuels include thermal coal mining, oil and gas exploration and production and downstream activities. The resulting fossil fuel reserves free companies are included in the Index. For purposes of determining which companies are excluded from the Index, the Index Provider (defined below) consults information disclosed by companies in sources including company publications, other public records, and third party data providers.

2.	The third paragraph in “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” section for the SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF is deleted and replaced with the following:

The Index is designed to measure the performance of companies in the MSCI Emerging Markets Index that are “fossil fuel reserves free,” as determined by the screening methodology used by the Index. For purposes of the composition of the Index, fossil fuel reserves are defined as proved and probable coal, oil and/or natural gas reserves used for energy purposes, but do not include metallurgical or coking coal, which is primarily used in connection with steel production. The Index is a subset of the MSCI Emerging Markets Index (the “Parent Index”), which serves as the initial universe of eligible securities for the Index. The Parent Index captures large and mid-capitalization representation across 23 emerging market countries. In constructing the Index, the initial universe is screened to exclude companies in the Energy Sector, Utilities Sector or Diversified Metals & Mining Sub-Industry, as classified by the Global Industry Classification Standard (“GICS”), that own fossil fuel reserves. All other companies classified by GICS that own fossil fuel reserves and derive revenue from business segments associated with energy application of fossil fuels are also excluded from the Index. Examples of business segments associated with energy application of fossil fuels include thermal coal mining, oil and gas exploration and production and downstream activities. The resulting fossil fuel reserves free companies are included in the Index. For purposes of determining which companies are excluded from the Index, the Index Provider (defined below) consults information disclosed by companies in sources including company publications, other public records, and third party data providers.

3.
The “Fossil Fuel Reserves Free Ownership Risk” discussion included in each Fund’s “PRINCIPAL RISKS OF INVESTING IN THE FUND” section and in the “ADDITIONAL RISK INFORMATION” section is deleted and replaced with the following:

Fossil Fuel Reserves Free Ownership Risk: The lack of ownership of fossil fuel reserves may potentially have an adverse effect on a company’s profitability. The returns on a portfolio of securities that seeks to exclude companies that own fossil fuel reserves may trail the returns on a portfolio of securities that includes companies that own fossil fuel reserves. Investing in a portfolio of securities of companies that do not own fossil fuel reserves may affect the Fund’s exposure to certain types of investments and may impact the Fund’s relative investment performance depending on whether such investments are in or out of favor in the market.

SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Index Shares Funds

SPDR MSCI EAFE Fossil Fuel Reserves Free ETF

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 22, 2019 to the Prospectus and Summary Prospectuses

dated January 31, 2019, as may be supplemented from time to time

Effective December 2, 2019, the following changes are made to the Prospectus in connection with a change to each Fund’s underlying Index methodology:

1.	The third paragraph in “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” section for the SPDR MSCI EAFE Fossil Fuel Reserves Free ETF is deleted and replaced with the following:

The Index is designed to measure the performance of companies in the MSCI EAFE Index that are “fossil fuel reserves free,” as determined by the screening methodology used by the Index. For purposes of the composition of the Index, fossil fuel reserves are defined as proved and probable coal, oil and/or natural gas reserves used for energy purposes, but do not include metallurgical or coking coal, which is primarily used in connection with steel production. The Index is a subset of the MSCI EAFE Index (the “Parent Index”), which serves as the initial universe of eligible securities for the Index. The Parent Index captures large and mid-capitalization representation across developed market Europe, Australasia, and Far East countries, excluding the United States and Canada. In constructing the Index, the initial universe is screened to exclude companies in the Energy Sector, Utilities Sector or Diversified Metals & Mining Sub-Industry, as classified by the Global Industry Classification Standard (“GICS”), that own fossil fuel reserves. All other companies classified by GICS that own fossil fuel reserves and derive revenue from business segments associated with energy application of fossil fuels are also excluded from the Index. Examples of business segments associated with energy application of fossil fuels include thermal coal mining, oil and gas exploration and production and downstream activities. The resulting fossil fuel reserves free companies are included in the Index. For purposes of determining which companies are excluded from the Index, the Index Provider (defined below) consults information disclosed by companies in sources including company publications, other public records, and third party data providers.

3.
The “Fossil Fuel Reserves Free Ownership Risk” discussion included in each Fund’s “PRINCIPAL RISKS OF INVESTING IN THE FUND” section and in the “ADDITIONAL RISK INFORMATION” section is deleted and replaced with the following:

Fossil Fuel Reserves Free Ownership Risk: The lack of ownership of fossil fuel reserves may potentially have an adverse effect on a company’s profitability. The returns on a portfolio of securities that seeks to exclude companies that own fossil fuel reserves may trail the returns on a portfolio of securities that includes companies that own fossil fuel reserves. Investing in a portfolio of securities of companies that do not own fossil fuel reserves may affect the Fund’s exposure to certain types of investments and may impact the Fund’s relative investment performance depending on whether such investments are in or out of favor in the market.

SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Index Shares Funds

SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 22, 2019 to the Prospectus and Summary Prospectuses

dated January 31, 2019, as may be supplemented from time to time

Effective December 2, 2019, the following changes are made to the Prospectus in connection with a change to each Fund’s underlying Index methodology:

2.	The third paragraph in “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” section for the SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF is deleted and replaced with the following:

The Index is designed to measure the performance of companies in the MSCI Emerging Markets Index that are “fossil fuel reserves free,” as determined by the screening methodology used by the Index. For purposes of the composition of the Index, fossil fuel reserves are defined as proved and probable coal, oil and/or natural gas reserves used for energy purposes, but do not include metallurgical or coking coal, which is primarily used in connection with steel production. The Index is a subset of the MSCI Emerging Markets Index (the “Parent Index”), which serves as the initial universe of eligible securities for the Index. The Parent Index captures large and mid-capitalization representation across 23 emerging market countries. In constructing the Index, the initial universe is screened to exclude companies in the Energy Sector, Utilities Sector or Diversified Metals & Mining Sub-Industry, as classified by the Global Industry Classification Standard (“GICS”), that own fossil fuel reserves. All other companies classified by GICS that own fossil fuel reserves and derive revenue from business segments associated with energy application of fossil fuels are also excluded from the Index. Examples of business segments associated with energy application of fossil fuels include thermal coal mining, oil and gas exploration and production and downstream activities. The resulting fossil fuel reserves free companies are included in the Index. For purposes of determining which companies are excluded from the Index, the Index Provider (defined below) consults information disclosed by companies in sources including company publications, other public records, and third party data providers.

3.
The “Fossil Fuel Reserves Free Ownership Risk” discussion included in each Fund’s “PRINCIPAL RISKS OF INVESTING IN THE FUND” section and in the “ADDITIONAL RISK INFORMATION” section is deleted and replaced with the following:

Fossil Fuel Reserves Free Ownership Risk: The lack of ownership of fossil fuel reserves may potentially have an adverse effect on a company’s profitability. The returns on a portfolio of securities that seeks to exclude companies that own fossil fuel reserves may trail the returns on a portfolio of securities that includes companies that own fossil fuel reserves. Investing in a portfolio of securities of companies that do not own fossil fuel reserves may affect the Fund’s exposure to certain types of investments and may impact the Fund’s relative investment performance depending on whether such investments are in or out of favor in the market.